Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

(15) Commitments and Contingencies

For the year ended December 31, 2014, approximately 14.9% of the Company’s energy output was obtained at an average cost of approximately $0.021 per Kilowatt Hour (kWh) through long-term contracts with three of the Washington Public Utility Districts (PUDs) that own hydroelectric projects on the Columbia River. The purchase of power from the Columbia River projects is on a pro rata share basis under which the Company pays a proportionate share of the annual debt service, operating and maintenance costs and other expenses associated with each project in proportion to the contractual shares that PSE obtains from that project. In these instances, PSE’s payments are not contingent upon the projects being operable; therefore, PSE is required to make the payments even if power is not delivered. These projects are financed through substantially level debt service payments and their annual costs should not vary significantly over the term of the contracts unless additional financing is required to meet the costs of major maintenance, repairs or replacements, or license requirements. The Company’s share of the costs and the output of the projects is subject to reduction due to various withdrawal rights of the PUDs and others over the contract lives.

The Company’s expenses under these PUD contracts were as follows for the years ended December 31:

(Dollars in Thousands)	2014	2013	2012
PUD contract costs	$69,661	$63,365	$70,188

As of December 31, 2014, the Company purchased portions of the power output of the PUDs’ projects as set forth in the following table:

		Company’s Current Share of
(Dollars in Thousands)	Contract Expiration	Percent of Output	Megawatt Capacity	Estimated 2015 Costs	2015 Debt Service Costs	Interest included in 2015 Debt Service Costs	Debt Outstanding
Chelan County PUD:
Rock Island Project	2031	25.0%	156	$29,854	$11,009	$6,174	$98,191
Rocky Reach Project	2031	25.0%	325	27,583	8,245	3,343	53,299
Douglas County PUD:
Wells Project	2018	29.9%	251	17,277	9,383	2,597	64,931
Grant County PUD:
Priest Rapids Development	2052	0.6%	8	3,689	2,087	1,245	19,828
Wanapum Development	2052	0.6%	9	3,689	2,087	1,245	19,828

Total			749	$82,092	$32,811	$14,604	$256,077

The following table summarizes the Company’s estimated payment obligations for power purchases from the Columbia River projects, contracts with other utilities and contracts with non-utilities. These contracts have varying terms and may include escalation and termination provisions.

(Dollars in Thousands)	2015	2016	2017	2018	2019	Thereafter	Total
Columbia River projects	$73,023	$75,360	$74,851	$65,981	$53,837	$644,666	$987,718
Other utilities	16,136	18,884	11,823	1,257	890	—	48,990
Non-utility contracts	117,372	153,863	199,056	204,292	209,699	1,354,191	2,238,473

Total	$206,531	$248,107	$285,730	$271,530	$264,426	$1,998,857	$3,275,181

Total purchased power contracts provided the Company with approximately 12.1 million, 10.7 million and 6.1 million MWhs of firm energy at a cost of approximately $401.4 million, $348.7 million and $203.1 million for the years 2014, 2013 and 2012, respectively.

The Company has natural gas-fired generation facility obligations for natural gas supply amounting to an estimated $63.6 million in 2015. Longer term agreements for natural gas supply amount to an estimated $286.7 million for 2016 through 2019.

PSE enters into short-term energy supply contracts to meet its core customer needs. These contracts are sometimes classified as NPNS, however in most cases recorded at fair value in accordance with ASC 815. Commitments under these contracts are $105.8 million, $32.4 million and $6.5 million in 2015, 2016 and 2017, respectively.

Natural Gas Supply Obligations

The Company has also entered into various firm supply, transportation and storage service contracts in order to ensure adequate availability of natural gas supply for its firm customers. The transportation and storage contracts, which have remaining terms from less than one year to 30 years, provide that the Company must pay a fixed demand charge each month, regardless of actual usage. The Company contracts for its long-term natural gas supply on a firm basis, which means the Company has a 100% daily take obligation and the supplier has a 100% daily delivery obligation to ensure service to PSE’s customers and generation requirements. The Company incurred demand charges in 2014 for firm transportation service and firm storage and peaking service of $155.0 million and $6.6 million, respectively. The demand charge for firm natural gas supply was immaterial in 2014. The Company incurred demand charges in 2014 for firm transportation and firm storage service for the natural gas supply for its combustion turbines in the amount of $35.7 million, which is included in the total Company demand charges.

The following table summarizes the Company’s obligations for future demand charges through the primary terms of its existing contracts. The quantified obligations are based on the FERC and NEB (National Energy Board) currently authorized rates, which are subject to change.

Demand Charge Obligations (Dollars in Thousands)	2015	2016	2017	2018	2019	Thereafter	Total
Firm transportation service	$154,121	$147,424	$144,751	$131,484	$112,249	$373,958	$1,063,987
Firm storage service	6,528	5,337	5,209	1,407	1,535	1,258	21,274

Total	$160,649	$152,761	$149,960	$132,891	$113,784	$375,216	$1,085,261

Service Contracts

The following table summarizes the Company’s estimated obligations for service contracts through the terms of its existing contracts.

Service Contract Obligations (Dollars in Thousands)	2015	2016	2017	2018	2019	Thereafter	Total
Energy production service contracts	$32,979	$15,650	$5,558	$4,064	$2,372	$23,443	$84,066
Automated meter reading system	25,402	16,081	13,362	13,996	14,602	51,986	135,429

Total	$58,381	$31,731	$18,920	$18,060	$16,974	$75,429	$219,495

Other Contingencies

For information regarding PSE’s environmental remediation obligations, see Note 3 Regulation and Rates.